UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2015

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Notice to Shareholders	43

Annual Meeting of Shareholders	44

Officers and Trustees	45

Important Notices	46

Eaton Vance

Senior Income Trust

December 31, 2015

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	–5.33%	–2.48%	4.29%	4.03%
Fund at Market Price	—	–3.21	–0.63	2.07	4.19
S&P/LSTA Leveraged Loan Index	—	–3.42%	–0.69%	3.41%	4.31%

% Premium/Discount to NAV[3]
					–9.56%

Distributions[4]
Total Distributions per share for the period					$0.244
Distribution Rate at NAV					6.58%
Distribution Rate at Market Price					7.28%

% Total Leverage[5]
Auction Preferred Shares (APS)					27.75%
Borrowings					11.35

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2015

Fund Profile

Top 10 Issuers (% of total investments)6

Asurion, LLC	1.3%
Community Health Systems, Inc.	1.2
Valeant Pharmaceuticals International, Inc.	1.2
First Data Corporation	1.1
NBTY, Inc.	1.0
Reynolds Group Holdings, Inc.	0.9
Calpine Corporation	0.9
Intelsat Jackson Holdings S.A.	0.9
Virgin Media Investment Holdings Limited	0.9
FMG Resources (August 2006) Pty. Ltd.	0.8
Total	10.2%

Top 10 Sectors (% of total investments)6

Health Care	10.4%
Electronics/Electrical	8.4
Business Equipment and Services	6.1
Retailers (Except Food and Drug)	5.8
Chemicals and Plastics	4.9
Lodging and Casinos	4.1
Food Products	3.9
Leisure Goods/Activities/Movies	3.5
Financial Intermediaries	3.3
Radio and Television	3.2
Total	53.6%

Credit Quality (% of bonds, loans and asset-backed securities)[7]

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2015

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.
[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 142.6%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		469	$470,117
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		161	144,543
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		219	175,405
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		894	765,523
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		1,992	1,950,099
Term Loan, 3.75%, Maturing June 4, 2021		887	865,630

			$4,371,317

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		1,150	$943,690

			$943,690

Automotive — 4.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		632	$632,595
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		1,666	1,659,921
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		911	909,571
Term Loan, 3.25%, Maturing December 31, 2018		1,032	1,024,017
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		320	315,990
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		467	462,896
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		1,926	1,703,215
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		244	235,219
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		1,022	1,000,180
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		169	169,738
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	374	401,431
Term Loan, 4.50%, Maturing June 30, 2022		574	562,091

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	368	$353,282
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	306	304,192

		$9,734,338

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	352	$314,648
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	500	472,500

		$787,148

Brokerage / Securities Dealers / Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	149	$147,851
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	125	123,125
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	394	382,180

		$653,156

Building and Development — 3.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	486	$482,050
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	496	491,908
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	293	277,121
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,269	1,240,081
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	2,233	2,100,945
Headwaters Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	100	99,707
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	449	445,251
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	720	721,263
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	749	736,700
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	299	295,795

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		297	$286,157

			$7,176,978

Business Equipment and Services — 10.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		1,634	$1,561,665
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		299	297,380
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,050	918,994
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		413	359,637
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		392	380,959
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		539	503,766
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		218	215,065
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		306	262,773
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		467	461,134
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		124	123,675
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		714	535,684
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		135	61,862
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		236	58,181
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		2,331	2,277,259
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		700	688,933
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		767	756,472
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		55	52,616
Term Loan, 4.00%, Maturing November 6, 2020		488	467,915
Term Loan, 4.75%, Maturing November 6, 2020	CAD	294	205,037
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		223	221,591

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,193	$1,161,567
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		587	585,509
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		224	217,704
Term Loan, 4.50%, Maturing June 10, 2021	EUR	517	561,989
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		1,360	1,358,915
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		1,192	1,175,199
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		549	547,551
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		550	545,875
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		478	391,806
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		263	256,045
Term Loan, 4.50%, Maturing April 2, 2022		323	308,854
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		261	260,188
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019(3)		1,059	741,617
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		500	86,300
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		333	325,895
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		500	491,250
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		1,929	1,916,742
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		307	303,130
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		569	558,458
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		22	21,728
Term Loan, 4.25%, Maturing May 14, 2022		127	124,070
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,689	1,663,959

			$24,014,949

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 3.4%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 22, 2022		798	$781,182
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		419	415,660
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		1,900	1,899,831
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	350	375,073
Term Loan, 4.56%, Maturing July 31, 2022		175	168,000
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		505	488,238
Term Loan, 4.50%, Maturing May 21, 2020		584	564,349
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		1,323	1,297,216
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	1,093,820
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	191	203,721
Term Loan, 3.75%, Maturing January 15, 2022	EUR	297	316,231
Term Loan, 3.75%, Maturing January 15, 2022	EUR	537	572,384

			$8,175,705

Chemicals and Plastics — 7.3%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		144	$144,194
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		75	74,815
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		150	147,836
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		1,709	1,698,189
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		1,198	1,196,364
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		498	457,700
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		595	588,857
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		242	238,543
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		275	260,906
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		74	71,845
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		445	430,803

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		815	$809,606
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		469	466,078
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	223	236,655
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,072	2,022,536
Term Loan, 4.25%, Maturing March 31, 2022		347	336,208
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		147	133,989
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		274	266,289
Term Loan, 5.50%, Maturing June 7, 2020		297	287,719
Term Loan, 5.50%, Maturing June 7, 2020		637	618,162
Minerals Technologies, Inc.
Term Loan, 3.77%, Maturing May 9, 2021		611	612,778
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		251	252,080
Term Loan, 5.00%, Maturing July 25, 2021	EUR	439	479,299
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		343	331,424
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		250	249,688
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		582	578,363
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		148	142,447
Term Loan, 4.50%, Maturing July 31, 2021	EUR	469	507,205
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		33	33,266
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		189	188,509
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		149	147,384
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		1,484	1,323,881
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		1,596	1,550,257
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		672	665,748

			$17,549,623

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		800	$752,000

			$752,000

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	551	$812,021
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,375	1,014,075

			$1,826,096

Containers and Glass Products — 3.2%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		1,045	$1,028,594
Term Loan, 3.75%, Maturing January 6, 2021		294	290,866
Term Loan, 4.00%, Maturing October 1, 2022		536	531,949
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		744	744,685
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		197	194,538
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	968	1,052,291
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		596	587,791
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		431	423,573
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,648	1,633,817
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		298	295,965
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	800	870,607

			$7,654,676

Cosmetics / Toiletries — 1.8%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		425	$425,266
Galleria Co.
Term Loan, Maturing October 22, 2022(2)		825	819,328
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		773	744,073
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		285	283,612

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		577	$575,802
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		1,543	1,450,855

			$4,298,936

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		194	$193,379
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		518	500,616
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		669	646,059
Term Loan, 4.50%, Maturing March 11, 2021	EUR	223	242,732
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		1,300	1,285,105
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		597	559,687
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		737	716,611
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		1,302	1,256,431
Term Loan, 3.75%, Maturing August 5, 2020		1,553	1,493,391
Term Loan, 4.00%, Maturing April 1, 2022		1,787	1,725,834

			$8,619,845

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		936	$914,384
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,099	851,406

			$1,765,790

Electronics / Electrical — 13.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		1,041	$712,907
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		2,632	2,630,607
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		342	336,379
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		449	446,701

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	351	$224,892
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	2,910	2,896,429
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	147	145,594
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	200	199,500
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	168	166,664
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	411	367,359
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	850	835,038
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	279	279,000
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	2,362	2,350,780
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	269	264,749
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	275	258,844
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,606	2,458,581
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,097	1,058,618
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	274	259,944
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	246	245,634
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	523	517,820
Term Loan, 5.25%, Maturing November 19, 2021	980	970,893
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	677	676,930
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	617	599,547
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	299	298,207
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	850	847,344
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	180	177,030

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	1,088	$1,045,119
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	115,313
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	214	213,020
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	249,063
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,807	2,512,012
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	98	97,649
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	1,758	1,371,268
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	270	261,322
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	964	959,301
Term Loan, 4.02%, Maturing July 8, 2022	142	141,176
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	979	968,902
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,008	990,833
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	421	419,493
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	780	776,376
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	958	951,407
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	632	624,949
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	971	973,602

		$32,896,796

Financial Intermediaries — 5.1%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	988	$960,625
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	725	703,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,510	1,501,719
First Data Corporation
Term Loan, 3.92%, Maturing March 24, 2018	2,695	2,664,382

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corporation (continued)
Term Loan, 3.92%, Maturing September 24, 2018		950	$939,431
Term Loan, 4.17%, Maturing July 8, 2022		375	370,045
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		548	528,976
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		662	658,902
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		249	248,128
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		386	383,803
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		238	241,063
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		49	49,119
Term Loan, 6.25%, Maturing September 4, 2018		323	322,517
Term Loan, 6.25%, Maturing September 4, 2018		342	342,116
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		580	579,921
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		480	475,553
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		122	119,359
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		313	313,582
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		1,158	1,003,055

			$12,405,546

Food Products — 5.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		1,516	$1,515,418
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		350	344,750
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		629	627,461
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	267	289,107
Term Loan, 4.25%, Maturing July 2, 2022		1,043	1,036,886
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		450	449,116
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		339	326,401
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		763	627,791

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		96	$95,925
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		624	620,708
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		418	412,343
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		864	860,703
Term Loan, 3.75%, Maturing September 18, 2020		758	753,301
Term Loan, 4.00%, Maturing October 30, 2022		325	320,426
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	338	314,149
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(4)	EUR	214	124,494
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,021	3,936,537
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		130	129,917

			$12,785,433

Food Service — 3.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		2,308	$2,296,977
Aramark Services, Inc.
Term Loan, 3.69%, Maturing July 26, 2016		36	35,928
Term Loan, 3.70%, Maturing July 26, 2016		20	20,284
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		247	245,625
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,036	1,032,029
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		337	333,927
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		189	180,612
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		122	119,742
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		2,340	2,320,988
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		3,501	2,577,611

			$9,163,723

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.7%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	1,008	$1,004,318
Term Loan, 5.13%, Maturing August 25, 2019	1,540	1,527,488
Term Loan, 5.50%, Maturing August 25, 2021	447	443,554
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	725	728,776
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	750	749,297
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	2,080	2,055,495

		$6,508,928

Health Care — 15.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	124	$124,059
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	149	149,312
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	543	530,226
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	349	347,379
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	788	782,546
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	603	575,395
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	834	819,374
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	296	293,366
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	249	248,128
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	465	462,867
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	372	370,719
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	375	343,594
Term Loan, 6.50%, Maturing July 31, 2020	625	572,656
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,712	1,463,822
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	15	15,389
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	536	527,546

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	1,224	$1,195,391
Term Loan, 4.00%, Maturing January 27, 2021	2,253	2,216,736
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	149	148,504
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	494	475,235
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	1,551	1,546,713
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,047	1,020,318
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,537	1,532,664
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	45	44,951
Term Loan, 4.25%, Maturing August 30, 2020	149	147,717
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	524	520,578
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	450	447,610
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	810	796,705
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	475	450,063
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	304	300,212
Term Loan, 7.75%, Maturing May 15, 2018	1,743	1,719,989
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,164	2,108,399
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	714	689,131
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	2,430	2,342,903
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	549	534,909
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	745	730,423
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	173	171,666
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	270	263,320
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	1,203	1,101,235
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,779	1,636,966

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,606	$1,359,373
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		1,527	1,303,463
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		225	221,344
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		484	479,464
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		955	947,727
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		789	779,662
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		539	533,578
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018		652	649,703
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		349	340,397
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		171	166,359
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		569	523,710
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,077	1,033,781

			$38,107,277

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		753	$750,433

			$750,433

Industrial Equipment — 4.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		862	$824,771
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		207	206,426
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		499	493,199
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		79	76,663
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,595	1,441,797
Term Loan, 4.75%, Maturing July 30, 2020	EUR	196	195,569

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,351	$1,305,200
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		207	200,956
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		561	556,673
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		332	311,615
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,224	2,160,805
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		480	462,243
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		147	139,269
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		371	365,591
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	765	819,228
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		176	173,663
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	450	482,721

			$10,216,389

Insurance — 5.1%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		920	$902,831
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		2,380	2,378,422
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		350	348,687
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		350	343,000
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		2,019	1,909,018
Term Loan, 5.00%, Maturing August 4, 2022		2,562	2,367,831
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,100	943,937
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		244	235,219
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019(3)		452	309,441
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		1,369	1,291,638

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	1,190	$1,150,493

		$12,180,517

Leisure Goods / Activities / Movies — 5.5%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	1,050	$1,050,131
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	748	745,320
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	603	597,431
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	437	436,459
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	200	188,777
ClubCorp Club Operations, Inc.
Term Loan, Maturing December 15, 2022(2)	925	921,531
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	458	452,709
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	133	131,132
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	68	67,887
Term Loan, 5.50%, Maturing May 8, 2021	529	526,128
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	1,257	1,255,890
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	672	654,829
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	814	793,764
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	582	576,908
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,341	1,259,349
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	442	77,297
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	827	686,193
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	1,000	995,625
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	587	237,681
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	269	255,506

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		1,407	$1,374,168

			$13,284,715

Lodging and Casinos — 5.6%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		206	$205,845
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		1,657	1,551,636
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		998	998,438
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		203	202,297
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		597	525,130
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		377	375,288
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,800	1,797,000
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	825	1,216,284
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		64	63,892
Term Loan, 5.50%, Maturing November 21, 2019		148	147,125
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		2,140	2,138,423
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		477	466,223
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,261	1,247,209
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		137	137,182
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		244	237,655
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		1,789	1,649,444
Term Loan, 6.00%, Maturing October 1, 2021		421	385,512
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		171	170,207

			$13,514,790

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 2.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017	125	$119,375
Term Loan, 3.50%, Maturing May 22, 2020	890	399,635
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,424	657,470
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	298	290,306
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	1,226	614,647
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	149	119,890
Term Loan, 7.50%, Maturing April 16, 2020	920	593,129
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	505	257,288
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,294	1,238,123
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	676	634,902
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,025	862,281
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	250	154,200

		$5,941,246

Oil and Gas — 4.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	585	$181,435
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	957	789,475
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	464	463,582
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	469	454,991
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	878	557,716
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,015	487,041
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	186	169,501
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	513	351,747
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	850	133,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,084	$490,324
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,653	3,205,573
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	420	122,759
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	925	46,250
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,185	903,839
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	246	180,789
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	17	9,947
Term Loan, 4.25%, Maturing December 16, 2020	46	26,670
Term Loan, 4.25%, Maturing December 16, 2020	329	191,723
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	104	61,225
Term Loan, 4.25%, Maturing October 1, 2019	170	100,237
Term Loan, 4.25%, Maturing October 1, 2019	1,282	756,457
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	197	106,873
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	130	126,651
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	917	713,767

		$10,632,447

Publishing — 2.9%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	162	$129,362
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	860	858,183
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,866	1,818,372
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,097	1,761,518
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	354	349,783
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	298	272,859
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	139	135,521

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	315	$313,320
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	819	797,722
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	687	659,987

		$7,096,627

Radio and Television — 4.7%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	218	$196,782
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,017	910,579
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	123	122,512
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	1,000	999,250
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,045	1,557,535
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	178	177,127
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	134	132,243
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	323	300,990
iHeartCommunications, Inc.
Term Loan, 7.17%, Maturing January 30, 2019	1,066	751,727
Term Loan, 7.92%, Maturing July 30, 2019	182	128,550
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	656	648,702
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	320	318,805
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	363	361,530
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	431	428,888
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020	267	264,218
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 11, 2020	995	995,454
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,100	1,098,282

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		2,103	$2,062,977

			$11,456,151

Retailers (Except Food and Drug) — 9.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		484	$319,138
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	175	255,912
Term Loan, 3.84%, Maturing April 28, 2020	GBP	150	219,859
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		1,148	1,106,713
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,675	2,615,933
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		311	260,216
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		1,416	1,414,048
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		338	275,078
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		501	501,939
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,404	912,942
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,288	1,204,740
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		739	657,981
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,243	1,231,626
Term Loan, 4.00%, Maturing January 28, 2020		406	403,804
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,083	1,848,953
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		1,322	1,286,581
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.50%, Maturing October 11, 2018		218	218,179
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,553	1,550,705
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		2,338	2,284,543
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		765	692,244
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		246	226,550

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		727	$729,946
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,272	1,225,920
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		377	340,835
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(6)	EUR	155	168,128
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	171	122,602
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		250	238,676

			$22,313,791

Steel — 1.6%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		4,386	$3,292,724
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		300	290,956
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		181	179,769

			$3,763,449

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		897	$896,315
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 23, 2017(8)		24	23,637
Term Loan, 4.00%, Maturing July 31, 2022		55	53,851
Term Loan, 4.00%, Maturing July 31, 2022		171	168,829
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		737	626,344

			$1,768,976

Telecommunications — 4.4%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		3,700	$3,509,450
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		1,067	1,008,256
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022		373	370,016
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		912	677,037

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc. (continued)
Term Loan, 4.00%, Maturing April 23, 2019	1,006	$746,919
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,330	3,288,337
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	947	919,585

		$10,519,600

Utilities — 4.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	512	$485,855
Term Loan, 3.25%, Maturing January 31, 2022	195	185,424
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	411	403,049
Term Loan, 3.50%, Maturing May 27, 2022	1,542	1,469,476
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	465	450,759
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	213	206,418
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	667	663,188
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	850	848,539
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	196	193,060
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	900	868,500
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	54	48,295
Term Loan, 5.00%, Maturing December 19, 2021	1,209	1,086,635
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	100	96,758
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,251	1,189,485
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	569	439,768
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,368	1,197,109
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	664	650,685

		$10,483,003

Total Senior Floating-Rate Loans (identified cost $372,216,894)		$344,114,084

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 9.5%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	30	$31,350
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	30	24,915
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	5	5,087
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,200
TransDigm, Inc.
7.50%, 7/15/21	10	10,400
6.00%, 7/15/22	30	29,475
6.50%, 7/15/24	30	29,985

		$151,412

Automotive — 0.0%(10)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,137
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	41,476
3.25%, 5/15/18	5	5,028
Navistar International Corp.
8.25%, 11/1/21	10	6,900

		$63,541

Beverage and Tobacco — 0.0%(10)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$38,588
4.25%, 5/1/23	40	40,100

		$78,688

Brokerage / Securities Dealers / Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	30	$30,413

		$30,413

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(9)	15	$14,963
Building Materials Corp. of America
5.375%, 11/15/24(9)	25	25,062
6.00%, 10/15/25(9)	30	30,750

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	20	$20,850
HD Supply, Inc.
7.50%, 7/15/20	45	47,025
5.25%, 12/15/21(9)	15	15,356
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	30	25,050
Nortek, Inc.
8.50%, 4/15/21	20	20,852
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	52,250
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	20	19,650
5.875%, 6/15/24	25	24,437
USG Corp.
5.875%, 11/1/21(9)	20	20,900
5.50%, 3/1/25(9)	5	5,094

		$322,239

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(9)	60	$53,100
Audatex North America, Inc.
6.00%, 6/15/21(9)	30	30,337
FTI Consulting, Inc.
6.00%, 11/15/22	20	21,025
IMS Health, Inc.
6.00%, 11/1/20(9)	40	41,300
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	20,000
United Rentals North America, Inc.
7.625%, 4/15/22	15	16,105
6.125%, 6/15/23	15	15,413

		$197,280

Cable and Satellite Television — 0.8%
AMC Networks, Inc.
7.75%, 7/15/21	20	$21,100
Cable One, Inc.
5.75%, 6/15/22(9)	5	4,988
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	81,000
5.75%, 1/15/24	5	5,150
5.375%, 5/1/25(9)	40	39,900

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
CSC Holdings, LLC
8.625%, 2/15/19		5	$5,337
5.25%, 6/1/24		5	4,400
DISH DBS Corp.
6.75%, 6/1/21		75	75,750
5.875%, 7/15/22		15	14,025
5.875%, 11/15/24		10	8,925
IAC/InterActiveCorp
4.875%, 11/30/18		20	20,125
Numericable-SFR SAS
4.875%, 5/15/19(9)		200	198,750
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		428	442,997
6.00%, 4/15/21(9)	GBP	428	653,917
5.50%, 1/15/25(9)		275	275,687

			$1,852,051

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		2,225	$1,752,187
Platform Specialty Products Corp.
10.375%, 5/1/21(9)		5	5,000
6.50%, 2/1/22(9)		25	21,750
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(9)		5	5,238
Tronox Finance, LLC
6.375%, 8/15/20		50	30,340
7.50%, 3/15/22(9)		10	5,825
W.R. Grace & Co.
5.125%, 10/1/21(9)		15	15,187
5.625%, 10/1/24(9)		5	5,069

			$1,840,596

Commercial Services — 0.0%(10)
CEB, Inc.
5.625%, 6/15/23(9)		10	$9,950
ExamWorks Group, Inc.
5.625%, 4/15/23		20	19,975

			$29,925

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(9)		10	$9,675

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Spectrum Brands, Inc.
6.375%, 11/15/20	25	$26,688
6.625%, 11/15/22	20	21,200
5.75%, 7/15/25(9)	30	30,900
TMS International Corp.
7.625%, 10/15/21(9)	20	15,550

		$104,013

Consumer Products — 0.0%(10)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,375

		$25,375

Containers and Glass Products — 0.9%
Berry Plastics Corp.
6.00%, 10/15/22(9)	10	$10,225
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)	5	4,956
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	15,253
6.375%, 8/15/25(9)	5	5,147
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	2,013,888

		$2,049,469

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(11)	105	$102,638

		$102,638

Distribution & Wholesale — 0.0%(10)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	30	$27,600

		$27,600

Diversified Financial Services — 0.0%(10)
Quicken Loans, Inc.
5.75%, 5/1/25(9)	15	$14,344

		$14,344

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Drugs — 0.1%
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(9)	15	$14,513
5.625%, 10/15/23(9)	40	38,200
5.50%, 4/15/25(9)	15	13,875
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	90	87,300
7.50%, 7/15/21(9)	25	25,062
5.50%, 3/1/23(9)	10	8,850
5.875%, 5/15/23(9)	45	40,387
6.125%, 4/15/25(9)	45	40,275

		$268,462

Ecological Services and Equipment — 0.0%(10)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$25,313
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,625
5.125%, 6/1/21	30	30,525
Covanta Holding Corp.
5.875%, 3/1/24	10	9,100

		$90,563

Electric Utilities — 0.0%(10)
Dynegy, Inc.
6.75%, 11/1/19	30	$28,350
7.375%, 11/1/22	25	21,875
7.625%, 11/1/24	25	21,495

		$71,720

Electronics / Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	10	$10,275
Anixter, Inc.
5.50%, 3/1/23(9)	20	20,150
CommScope, Inc.
4.375%, 6/15/20(9)	10	10,100
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)	20	21,000
Infor (US), Inc.
5.75%, 8/15/20(9)	15	15,150
6.50%, 5/15/22(9)	25	21,188

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Nuance Communications, Inc.
5.375%, 8/15/20(9)		60	$60,379
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(9)		25	25,875
Zebra Technologies Corp.
7.25%, 10/15/22		45	47,137

			$231,254

Equipment Leasing — 0.2%
International Lease Finance Corp.
6.75%, 9/1/16(9)		175	$180,031
7.125%, 9/1/18(9)		175	192,281

			$372,312

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(9)		25	$26,188
5.375%, 5/15/20		5	5,250
First Data Corp.
6.75%, 11/1/20(9)		406	426,807
7.00%, 12/1/23(9)		65	65,162
5.00%, 1/15/24(9)		20	19,950
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		20	20,150
6.00%, 8/1/20		15	15,182
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(12)		35	38,194
Navient Corp.
5.50%, 1/15/19		55	51,563
5.00%, 10/26/20		10	8,800
5.875%, 10/25/24		15	12,056

			$689,302

Food Products — 1.0%
Dean Foods Co.
6.50%, 3/15/23(9)		20	$20,850
Iceland Bondco PLC
4.829%, 7/15/20(9)(13)	GBP	1,750	2,296,067
Pilgrim’s Pride Corp.
5.75%, 3/15/25(9)		15	14,625
Post Holdings, Inc.
6.75%, 12/1/21(9)		10	10,225

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Dean Foods Co. (continued)
6.00%, 12/15/22(9)	15	$14,756
7.75%, 3/15/24(9)	15	15,750
8.00%, 7/15/25(9)	5	5,312
WhiteWave Foods Co. (The)
5.375%, 10/1/22	10	10,600

		$2,388,185

Food Service — 0.0%(10)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)	25	$25,125
6.00%, 4/1/22(9)	50	51,625
Yum! Brands, Inc.
5.30%, 9/15/19	5	5,168
3.75%, 11/1/21	10	9,216

		$91,134

Food / Drug Retailers — 0.0%(10)
Rite Aid Corp.
6.125%, 4/1/23(9)	50	$51,938

		$51,938

Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18	5	$5,131
6.50%, 6/15/20	15	14,475
6.375%, 7/1/23(9)	30	28,125
AmSurg Corp.
5.625%, 11/30/20	30	30,600
5.625%, 7/15/22	20	19,875
Capsugel SA
7.00%, 5/15/19(9)(11)	10	9,769
Centene Corp.
4.75%, 5/15/22	10	9,725
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	1,115	1,126,150
7.125%, 7/15/20	65	65,081
6.875%, 2/1/22	40	38,150
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(9)	20	17,800
HCA Holdings, Inc.
6.25%, 2/15/21	40	42,500

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
6.50%, 2/15/20	10	$10,920
5.875%, 2/15/26	10	10,063
HealthSouth Corp.
5.75%, 11/1/24(9)	5	4,794
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(9)	10	10,250
Hologic, Inc.
5.25%, 7/15/22(9)	30	30,712
inVentiv Health, Inc.
9.00%, 1/15/18(9)	625	642,187
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	60	58,650
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	25	24,438
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	65	65,325
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	25	20,844
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(9)	15	14,700
Teleflex, Inc.
5.25%, 6/15/24	10	10,000
Tenet Healthcare Corp.
6.00%, 10/1/20	20	21,150
4.375%, 10/1/21	300	291,000
8.125%, 4/1/22	45	45,112
6.75%, 6/15/23	10	9,294
WellCare Health Plans, Inc.
5.75%, 11/15/20	45	46,519

		$2,723,339

Holding Company – Diversified — 0.1%
Argos Merger Sub, Inc.
7.125%, 3/15/23(9)	45	$44,730
HRG Group, Inc.
7.875%, 7/15/19	35	36,663
7.875%, 7/15/19(9)	20	20,950

		$102,343

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20	15	$15,788

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Home Furnishings (continued)
Tempur Sealy International, Inc. (continued)
5.625%, 10/15/23(9)	15	$15,225

		$31,013

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)	25	$22,625
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(14)	30	13,147
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	20	20,750
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(9)(11)	25	16,375

		$72,897

Insurance — 0.0%(10)
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(9)(11)	20	$18,800
Hub International, Ltd.
7.875%, 10/1/21(9)	25	22,563
USI, Inc.
7.75%, 1/15/21(9)	40	38,550
Wayne Merger Sub, LLC
8.25%, 8/1/23(9)	20	18,850

		$98,763

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22(9)	35	$36,050
5.875%, 2/15/25(9)	45	46,350

		$82,400

Leisure Goods / Activities / Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)	15	$15,938
National CineMedia, LLC
6.00%, 4/15/22	380	396,150
NCL Corp., Ltd.
5.25%, 11/15/19(9)	10	10,200
4.625%, 11/15/20(9)	20	19,684
Regal Entertainment Group
5.75%, 3/15/22	15	15,056

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	10	$10,233
7.25%, 3/15/18	20	21,700
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	10,000
5.25%, 11/15/23(9)	20	19,875
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	50	47,625
6.25%, 5/15/25(9)	20	16,500

		$582,961

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	124	$63,051
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	1,075	822,375
9.00%, 2/15/20(5)	825	631,125
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	34,475
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	45	46,856
MGM Resorts International
6.625%, 12/15/21	40	41,150
7.75%, 3/15/22	15	15,994
6.00%, 3/15/23	25	24,875
Station Casinos, LLC
7.50%, 3/1/21	20	20,500
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(9)	165	86,625

		$1,787,026

Nonferrous Metals / Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$48,400
IAMGOLD Corp.
6.75%, 10/1/20(9)	35	22,225
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	8,950
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	45	42,412
New Gold, Inc.
6.25%, 11/15/22(9)	35	28,000

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	5	$3,125
7.375%, 2/1/20	15	9,375

		$162,487

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	5	$4,200
5.375%, 11/1/21	40	32,200
5.625%, 6/1/23(9)	15	11,775
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	20	13,900
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	15,250
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	9,650
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	313,625
Concho Resources, Inc.
5.50%, 4/1/23	105	97,650
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(9)	35	32,988
7.75%, 2/15/23(9)	30	28,350
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	63,375
Denbury Resources, Inc.
5.50%, 5/1/22	5	1,685
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(9)	40	35,800
8.125%, 9/15/23(9)	10	9,050
Energy Transfer Equity, L.P.
5.875%, 1/15/24	40	32,800
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	35	18,025
Gulfport Energy Corp.
7.75%, 11/1/20	65	58,500
6.625%, 5/1/23	30	25,200
Halcon Resources Corp.
8.625%, 2/1/20(9)	5	3,469
Laredo Petroleum, Inc.
7.375%, 5/1/22	10	9,250
Matador Resources Co.
6.875%, 4/15/23	20	18,700

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Memorial Resource Development Corp.
5.875%, 7/1/22	50	$44,000
Newfield Exploration Co.
5.625%, 7/1/24	65	55,737
Noble Energy, Inc.
5.625%, 5/1/21	25	24,482
5.875%, 6/1/22	30	28,576
Paramount Resources, Ltd.
6.875%, 6/30/23(9)	15	11,925
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	8	8,320
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	18,300
Precision Drilling Corp.
6.50%, 12/15/21	5	3,875
RSP Permian, Inc.
6.625%, 10/1/22	40	37,000
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25(9)	45	38,250
Sabine Pass LNG, L.P.
6.50%, 11/1/20	55	53,625
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	65	58,825
6.75%, 5/1/23(9)	25	21,125
Seventy Seven Energy, Inc.
6.50%, 7/15/22	10	1,625
SM Energy Co.
6.125%, 11/15/22	10	7,400
6.50%, 1/1/23	45	33,300
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(9)	20	18,900
Tesoro Corp.
5.375%, 10/1/22	50	50,312
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	5	4,875
6.25%, 10/15/22(9)	15	14,288
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	15	4,650
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	4,013

		$1,378,845

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(9)	300	$187,125
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	70	74,550
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(9)(11)	10	9,937
Tribune Media Co.
5.875%, 7/15/22(9)	30	30,075

		$301,687

Radio and Television — 0.4%
CCOH Safari, LLC
5.75%, 2/15/26(9)	20	$20,100
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	24,219
Series B, 6.50%, 11/15/22	50	48,937
iHeartCommunications, Inc.
9.00%, 12/15/19	451	335,431
11.25%, 3/1/21	20	14,075
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	15,431
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	10	10,500
6.00%, 7/15/24(9)	40	41,900
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,525
Univision Communications, Inc.
6.75%, 9/15/22(9)	384	399,360
5.125%, 5/15/23(9)	15	14,513

		$959,991

Real Estate Investment Trusts (REITs) — 0.0%(10)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	5	$4,288
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	14,700
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,075

		$34,063

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.2%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(9)(11)	25	$6,036
Dollar Tree, Inc.
5.25%, 3/1/20(9)	20	20,750
5.75%, 3/1/23(9)	70	73,325
Hot Topic, Inc.
9.25%, 6/15/21(9)	60	53,400
L Brands, Inc.
6.875%, 11/1/35(9)	30	30,937
Levi Strauss & Co.
6.875%, 5/1/22	30	32,250
Michaels Stores, Inc.
5.875%, 12/15/20(9)	20	20,700
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	63,300
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	24,375
Petco Holdings, Inc.
8.50%, 10/15/17(9)(11)	65	66,219
Radio Systems Corp.
8.375%, 11/1/19(9)	30	31,200
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	31,200
Vista Outdoor, Inc.
5.875%, 10/1/23(9)	20	20,600

		$474,292

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	10	$9,175
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	15	14,850

		$24,025

Software and Services — 0.0%(10)
IHS, Inc.
5.00%, 11/1/22	25	$25,407
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(9)(11)	25	18,156
Italics Merger Sub, Inc.
7.125%, 7/15/23(9)	20	18,200

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Software and Services (continued)
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	30	$18,525

		$80,288

Steel — 0.0%(10)
ArcelorMittal
7.25%, 2/25/22	10	$8,100
JMC Steel Group, Inc.
8.25%, 3/15/18(9)	25	16,688

		$24,788

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	35	$36,400
XPO Logistics, Inc.
7.875%, 9/1/19(9)	85	86,744
6.50%, 6/15/22(9)	30	27,863

		$151,007

Technology — 0.0%(10)
Micron Technology, Inc.
5.25%, 8/1/23(9)	20	$18,050
5.625%, 1/15/26(9)	10	8,675

		$26,725

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(9)	20	$15,450
CenturyLink, Inc.
6.75%, 12/1/23	20	18,825
CommScope Technologies Finance, LLC
6.00%, 6/15/25(9)	30	28,950
Frontier Communications Corp.
6.25%, 9/15/21	15	12,788
10.50%, 9/15/22(9)	10	9,963
7.625%, 4/15/24	10	8,450
6.875%, 1/15/25	20	16,550
11.00%, 9/15/25(9)	35	34,737
Intelsat Jackson Holdings SA
7.25%, 10/15/20	55	48,125
7.50%, 4/1/21	5	4,375
Intelsat Luxembourg SA
7.75%, 6/1/21	45	21,150

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Luxembourg SA (continued)
8.125%, 6/1/23		40	$18,200
Level 3 Financing, Inc.
5.375%, 1/15/24(9)		10	10,075
Plantronics, Inc.
5.50%, 5/31/23(9)		25	24,937
SBA Telecommunications, Inc.
5.75%, 7/15/20		80	83,500
Sprint Communications, Inc.
7.00%, 8/15/20		345	267,375
6.00%, 11/15/22		5	3,600
Sprint Corp.
7.25%, 9/15/21		25	18,688
7.875%, 9/15/23		105	79,117
7.625%, 2/15/25		20	14,700
T-Mobile USA, Inc.
6.25%, 4/1/21		15	15,525
6.633%, 4/28/21		20	20,950
6.731%, 4/28/22		5	5,225
6.625%, 4/1/23		20	20,450
6.375%, 3/1/25		15	15,225
6.50%, 1/15/26		45	45,540
Wind Acquisition Finance SA
5.183%, 4/30/19(9)(13)	EUR	250	272,513
6.50%, 4/30/20(9)		225	236,250
3.951%, 7/15/20(9)(13)	EUR	225	243,602
Windstream Corp.
6.375%, 8/1/23		15	10,856
Windstream Services, LLC
7.75%, 10/1/21		35	27,716

			$1,653,407

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		10	$8,975
Air Medical Merger Sub Corp.
6.375%, 5/15/23(9)		25	22,375
Calpine Corp.
5.375%, 1/15/23		20	18,050
7.875%, 1/15/23(9)		980	1,048,600
5.75%, 1/15/25		5	4,431

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
TerraForm Global Operating, LLC
9.75%, 8/15/22(9)	10	$8,025

		$1,110,456

Total Corporate Bonds & Notes (identified cost $25,402,166)		$23,007,257

Asset-Backed Securities — 7.0%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 5.608%, 7/15/27(9)(13)	$500	$432,838
Apidos CLO XVII
Series 2014-17A, Class B, 3.165%, 4/17/26(9)(13)	200	194,323
Series 2014-17A, Class C, 3.615%, 4/17/26(9)(13)	500	441,785
Series 2014-17A, Class D, 5.065%, 4/17/26(9)(13)	500	384,459
Apidos CLO XIX
Series 2014-19A, Class E, 5.765%, 10/17/26(9)(13)	1,000	835,936
Apidos CLO XXI
Series 2015-21A, Class D, 5.827%, 7/18/27(9)(13)	500	415,866
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.062%, 11/15/25(9)(13)	1,000	848,866
Series 2015-2A, Class E2, 5.524%, 7/29/26(9)(13)	500	410,512
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.017%, 4/20/25(9)(13)	225	218,466
Series 2013-IA, Class D, 3.817%, 4/20/25(9)(13)	175	160,122
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.421%, 7/15/26(9)(13)	300	297,112
Series 2014-1A, Class E1, 5.421%, 7/15/26(9)(13)	300	222,347
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.521%, 10/15/26(9)(13)	1,000	816,521
Series 2015-5A, Class D, 6.592%, 1/20/28(9)(13)	500	445,109
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.065%, 7/17/19(9)(13)	500	478,920
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 2.965%, 4/21/25(9)(13)	1,325	1,267,533
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.272%, 7/20/26(9)(13)	800	656,045
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.062%, 8/15/25(9)(13)	750	726,363
Series 2013-28A, Class B1L, 3.562%, 8/15/25(9)(13)	320	270,323
Series 2013-28A, Class B2L, 4.262%, 8/15/25(9)(13)	215	159,094

Security	Principal Amount (000’s omitted)	Value

Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.312%, 8/15/28(9)(13)	$500	$444,734
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class E1, 6.17%, 1/20/28(9)(13)	500	424,277
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.036%, 5/5/27(9)(13)	1,000	819,957
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.017%, 4/20/25(9)(13)	200	193,792
Series 2013-8A, Class D, 3.817%, 4/20/25(9)(13)	200	173,829
Series 2015-11A, Class E, 7.016%, 10/20/28(9)(13)	500	458,823
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.065%, 7/17/25(9)(13)	475	456,547
Series 2013-1A, Class D, 3.665%, 7/17/25(9)(13)	475	410,069
Series 2013-1A, Class E, 4.815%, 7/17/25(9)(13)	550	417,940
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class E2, 6.786%, 7/15/27(9)(13)	1,000	876,133
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 5.744%, 7/20/27(9)(13)	600	514,130
Recette CLO, LLC
Series 2015-1A, Class E, 6.115%, 10/20/27(9)(13)	500	409,424
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 2.82%, 4/25/21(9)(13)	1,000	968,546
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.321%, 10/17/26(9)(13)	1,000	719,253

Total Asset-Backed Securities (identified cost $18,595,054)		$16,969,994

Common Stocks — 1.1%

Security	Shares	Value

Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(14)(15)	29	$60,151

		$60,151

Automotive — 0.2%
Dayco Products, LLC(3)(14)(15)	10,159	$380,964

		$380,964

Building and Development — 0.0%(10)
Panolam Holdings Co.(3)(15)(16)	131	$113,974

		$113,974

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp.(3)(14)(15)	1,612,262	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(3)(14)(15)	35,156	$305,154

		$305,154

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(3)(14)(15)	23,498	$317,227
Tropicana Entertainment, Inc.(14)(15)	25,430	438,667

		$755,894

Publishing — 0.5%
ION Media Networks, Inc.(3)(14)(15)	2,155	$898,743
MediaNews Group, Inc.(3)(14)(15)	5,771	201,991
Nelson Education, Ltd.(3)(14)(15)	27,293	0

		$1,100,734

Total Common Stocks (identified cost $1,256,122)		$2,716,871

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value

Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(14)(15)	1,793	$24,080

Total Convertible Preferred Stocks (identified cost $126,544)		$24,080

Closed-End Funds — 2.2%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$637,260
Invesco Senior Income Trust	238,872	965,043
Nuveen Credit Strategies Income Fund	180,539	1,415,426
Nuveen Floating Rate Income Fund	73,198	749,547
Nuveen Floating Rate Income Opportunity Fund	51,054	500,329
Voya Prime Rate Trust	196,084	992,185

Total Closed-End Funds (identified cost $6,015,228)		$5,259,790

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(14)(15)	104,081	$0

Total Warrants (identified cost $38,147)		$0

Miscellaneous — 0.0%(10)

Security	Principal Amount/Shares	Value

Cable and Satellite Television — 0.0%(10)
Adelphia, Inc., Escrow Certificate(15)	270,000	$2,025

		$2,025

Lodging and Casinos — 0.0%(10)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(9)(15)	$54,825	$548

		$548

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(15)	290,000	$0

		$0

Total Miscellaneous (identified cost $0)		$2,573

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.37%(17)	$1,999	$1,999,176

Total Short-Term Investments (identified cost $1,999,176)		$1,999,176

Total Investments — 163.2% (identified cost $425,649,331)		$394,093,825

Less Unfunded Loan Commitments — (0.0)%(10)		$(23,936)

Net Investments — 163.2% (identified cost $425,625,395)		$394,069,889

Other Assets, Less Liabilities — (17.6)%		$(42,639,453)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (45.6)%		$(110,003,526)

Net Assets Applicable to Common Shares — 100.0%		$241,426,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after December 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(5)

Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes new money preferred shares that trade with the loan.

(7)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(8)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2015, the aggregate value of these securities is $28,615,013 or 11.9% of the Trust’s net assets applicable to common shares.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

(13)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2015.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2015.

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	400,000	USD	437,135	State Street Bank and Trust Company	1/29/16	$—	$(2,176)
USD	3,338,703	EUR	3,009,630	Goldman Sachs International	1/29/16	66,044	—
EUR	1,800,000	USD	1,988,490	HSBC Bank USA, N.A.	2/29/16	—	(29,676)
USD	214,228	CAD	284,996	State Street Bank and Trust Company	2/29/16	8,230	—
USD	3,964,007	EUR	3,711,131	State Street Bank and Trust Company	2/29/16	—	(74,557)
USD	3,652,223	GBP	2,420,089	JPMorgan Chase Bank, N.A.	2/29/16	84,175	—
USD	4,219,079	EUR	3,850,793	HSBC Bank USA, N.A.	3/31/16	24,932	—
USD	2,988,677	GBP	2,016,794	Goldman Sachs International	3/31/16	15,083	—

						$198,464	$(106,409)

Abbreviations:

DIP	–	Debtor in Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2015
Unaffiliated investments, at value (identified cost, $423,626,219)	$392,070,713
Affiliated investment, at value (identified cost, $1,999,176)	1,999,176
Cash	4,024,269
Restricted cash*	30,000
Foreign currency, at value (identified cost, $134,179)	134,234
Interest and dividends receivable	1,811,097
Interest receivable from affiliated investment	1,098
Receivable for investments sold	300,603
Receivable for open forward foreign currency exchange contracts	198,464
Prepaid upfront fees on notes payable	14,610
Prepaid expenses	14,111
Total assets	$400,598,375

Liabilities
Notes payable	$45,000,000
Payable for investments purchased	2,143,371
Payable for open forward foreign currency exchange contracts	106,409
Distributions payable	1,325,331
Payable to affiliates:
Investment adviser fee	273,445
Administration fee	86,533
Trustees’ fees	6,140
Accrued expenses	226,710
Total liabilities	$49,167,939
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,003,526
Net assets applicable to common shares	$241,426,910

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666
Additional paid-in capital	324,759,843
Accumulated net realized loss	(51,020,047)
Accumulated distributions in excess of net investment income	(1,189,416)
Net unrealized depreciation	(31,502,136)
Net assets applicable to common shares	$241,426,910

Net Asset Value Per Common Share
($241,426,910 ÷ 37,866,607 common shares issued and outstanding)	$6.38

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2015
Interest and other income	$10,871,360
Dividends	197,820
Interest allocated from affiliated investment	5,733
Expenses allocated from affiliated investment	(338)
Total investment income	$11,074,575

Expenses
Investment adviser fee	$1,692,022
Administration fee	535,450
Trustees’ fees and expenses	12,970
Custodian fee	102,169
Transfer and dividend disbursing agent fees	9,493
Legal and accounting services	91,356
Printing and postage	34,098
Interest expense and fees	372,960
Preferred shares service fee	51,780
Miscellaneous	43,971
Total expenses	$2,946,269
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$2,946,267

Net investment income	$8,128,308

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,948,331)
Foreign currency and forward foreign currency exchange contract transactions	506,418
Net realized loss	$(3,441,913)
Change in unrealized appreciation (depreciation) —
Investments	$(20,194,528)
Foreign currency and forward foreign currency exchange contracts	243,835
Net change in unrealized appreciation (depreciation)	$(19,950,693)

Net realized and unrealized loss	$(23,392,606)

Distributions to preferred shareholders
From net investment income	$(78,272)

Net decrease in net assets from operations	$(15,342,570)

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
From operations —
Net investment income	$8,128,308	$15,172,786
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	(3,441,913)	717,100
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(19,950,693)	(12,590,560)
Distributions to preferred shareholders —
From net investment income	(78,272)	(112,997)
Net increase (decrease) in net assets from operations	$(15,342,570)	$3,186,329
Distributions to common shareholders —
From net investment income	$(9,239,452)	$(15,222,376)
Total distributions to common shareholders	$(9,239,452)	$(15,222,376)

Net decrease in net assets	$(24,582,022)	$(12,036,047)

Net Assets Applicable to Common Shares
At beginning of period	$266,008,932	$278,044,979
At end of period	$241,426,910	$266,008,932

Accumulated distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(1,189,416)	$—

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2015
Net decrease in net assets from operations	$(15,342,570)
Distributions to preferred shareholders	78,272
Net decrease in net assets from operations excluding distributions to preferred shareholders	$(15,264,298)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(62,583,632)
Investments sold and principal repayments	67,098,768
Decrease in short-term investments, net	8,872,017
Net amortization/accretion of premium (discount)	(247,699)
Amortization of prepaid upfront fees on notes payable	35,144
Decrease in restricted cash	260,000
Increase in interest and dividends receivable	(197,945)
Decrease in interest receivable from affiliated investment	109
Increase in receivable for open forward foreign currency exchange contracts	(180,139)
Decrease in prepaid expenses	1,476
Decrease in payable for open forward foreign currency exchange contracts	(71,812)
Decrease in payable to affiliate for investment adviser fee	(11,161)
Decrease in payable to affiliate for administration fee	(3,532)
Increase in payable to affiliate for Trustees’ fees	687
Increase in accrued expenses	10,159
Increase in unfunded loan commitments	23,936
Net change in unrealized (appreciation) depreciation from investments	20,194,528
Net realized (gain) loss from investments	3,948,331
Net cash provided by operating activities	$21,884,937

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(7,914,121)
Cash distributions paid to preferred shareholders	(76,583)
Proceeds from notes payable	14,000,000
Repayments of notes payable	(29,000,000)
Net cash used in financing activities	$(22,990,704)

Net decrease in cash*	$(1,105,767)

Cash at beginning of period(1)	$5,264,270

Cash at end of period(1)	$4,158,503

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$335,780

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $121.

(1)	Balance includes foreign currency, at value.

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2015 (Unaudited)		Year Ended June 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$7.020		$7.340	$7.350	$7.160	$7.240	$6.710

Income (Loss) From Operations
Net investment income(1)	$0.215		$0.401	$0.406	$0.468	$0.435	$0.420
Net realized and unrealized gain (loss)	(0.609)		(0.316)	0.029	0.194	(0.071)	0.557
Distributions to preferred shareholders —
From net investment income(1)	(0.002)		(0.003)	(0.002)	(0.003)	(0.003)	(0.006)

Total income (loss) from operations	$(0.396)		$0.082	$0.433	$0.659	$0.361	$0.971

Less Distributions to Common Shareholders
From net investment income	$(0.244)		$(0.402)	$(0.443)	$(0.476)	$(0.441)	$(0.441)

Total distributions to common shareholders	$(0.244)		$(0.402)	$(0.443)	$(0.476)	$(0.441)	$(0.441)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—	$0.007	$—	$—

Net asset value — End of period (Common shares)	$6.380		$7.020	$7.340	$7.350	$7.160	$7.240

Market value — End of period (Common shares)	$5.770		$6.210	$6.810	$7.520	$7.020	$7.200

Total Investment Return on Net Asset Value(2)	(5.33	)%(3)	1.71%	6.34%	9.49%	5.58%	14.80%

Total Investment Return on Market Value(2)	(3.21	)%(3)	(3.02)%	(3.57)%	14.26%	4.09%	15.55%

33	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2015 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$241,427		$266,009	$278,045	$278,364	$263,168	$265,927
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	2.00	%(6)	1.99%	1.98%	1.98%	2.01%	1.95%
Interest and fee expense	0.29	%(6)	0.28%	0.27%	0.23%	0.23%	0.23%
Total expenses	2.29	%(6)	2.27%	2.25%	2.21%	2.24%	2.18%
Net investment income	6.31	%(6)	5.61%	5.51%	6.35%	6.17%	5.90%
Portfolio Turnover	13	%(3)	33%	33%	52%	38%	53%
Senior Securities:
Total notes payable outstanding (in 000’s)	$45,000		$60,000	$65,000	$65,000	$46,000	$36,000
Asset coverage per $1,000 of notes payable(7)	$8,810		$7,267	$6,970	$6,975	$9,112	$11,442
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(8)	$63,940		$64,119	$64,721	$64,766	$67,174	$70,536
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 256%, 256%, 259%, 259%, 269% and 282% at December 31, 2015 and June 30, 2015, 2014, 2013, 2012 and 2011, respectively.

(9)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.21%	1.21%	1.22%	1.25%	1.27%	1.26%
Interest and fee expense	0.17%	0.17%	0.17%	0.15%	0.15%	0.15%
Total expenses	1.38%	1.38%	1.39%	1.40%	1.42%	1.41%
Net investment income	3.81%	3.42%	3.39%	4.03%	3.93%	3.82%

34	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that

35

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2015, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2015, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

36

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to December 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2015 is as follows:

APS Issued and Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2015	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.40%	$37,482	0.14%	0.10–0.40
Series B	0.38	40,790	0.15	0.08–0.38

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book

37

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2015, the Trust, for federal income tax purposes, had capital loss carryforwards of $45,629,752 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on June 30, 2017 ($16,051,408), June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at June 30, 2015, the Trust had a net capital loss of $1,938,954 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Trust’s taxable year ending June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$425,634,824

Gross unrealized appreciation	$2,145,184
Gross unrealized depreciation	(33,710,119)

Net unrealized depreciation	$(31,564,935)

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.79% of the Trust’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2015, the Trust’s investment adviser fee totaled $1,692,022. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2015, the administration fee amounted to $535,450.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $53,397,437 and $66,636,989, respectively, for the six months ended December 31, 2015.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2015 and the year ended June 30, 2015.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2015 and the year ended June 30, 2015.

Pursuant to a registration statement filed with the SEC and declared effective in 2012, the Trust is authorized to issue up to an additional 3,677,150 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common

38

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

share. During the six months ended December 31, 2015 and the year ended June 30, 2015, there were no shares sold by the Trust pursuant to its shelf offering.

7  Restricted Securities

At December 31, 2015, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$113,974

Total Restricted Securities			$71,985	$113,974

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2015 is included in the Portfolio of Investments. At December 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $106,409. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $10,000 at December 31, 2015.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

39

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$198,464	(1)	$(106,409	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for assets and pledged by the Trust for liabilities as of December 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$81,127	$—	$—	$—	$81,127
HSBC Bank USA, N.A.	24,932	(24,932)	—	—	—
JPMorgan Chase Bank, N.A.	84,175	—	—	—	84,175
State Street Bank and Trust Company	8,230	(8,230)	—	—	—

	$198,464	$(33,162)	$—	$—	$165,302

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(29,676)	$24,932	$—	$—	$(4,744)
State Street Bank and Trust Company	(76,733)	8,230	—	10,000	(58,503)

	$(106,409)	$33,162	$—	$10,000	$(63,247)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$649,207	(1)	$251,951	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2015, which is indicative of the volume of this derivative type, was approximately $18,473,000.

40

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $70 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 15, 2016, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2015 totaled $251,466 and are included in interest expense and fees on the Statement of Operations. The Trust also paid a renewal fee of $70,000, which is being amortized to interest expense over a period of one year through March 2016. The unamortized balance at December 31, 2015 is approximately $15,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2015, the Trust had borrowings outstanding under the Agreement of $45,000,000 at an interest rate of 0.44%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2015 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at December 31, 2015. For the six months ended December 31, 2015, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $57,760,870 and 0.29%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Eaton Vance

Senior Income Trust

December 31, 2015

Notes to Financial Statements (Unaudited) — continued

At December 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$342,296,483	$1,793,665	$344,090,148
Corporate Bonds & Notes	—	22,994,110	13,147	23,007,257
Asset-Backed Securities	—	16,969,994	—	16,969,994
Common Stocks	438,667	—	2,278,204	2,716,871
Convertible Preferred Stocks	—	—	24,080	24,080
Closed-End Funds	5,259,790	—	—	5,259,790
Warrants	—	—	0	0
Miscellaneous	—	2,573	0	2,573
Short-Term Investments	—	1,999,176	—	1,999,176

Total Investments	$5,698,457	$384,262,336	$4,109,096	$394,069,889

Forward Foreign Currency Exchange Contracts	$—	$198,464	$—	$198,464

Total	$5,698,457	$384,460,800	$4,109,096	$394,268,353

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(106,409)	$—	$(106,409)

Total	$—	$(106,409)	$—	$(106,409)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2015 is not presented.

At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $1,787,000 (equal to 0.74% of net assets applicable to common shares at December 31, 2015). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

42

Eaton Vance

Senior Income Trust

December 31, 2015

Notice to Shareholders (Unaudited)

Under normal market conditions, the Trust will invest at least 80% of its total assets in Senior Loans of domestic and foreign borrowers that are denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars and Australian dollars. The Trust may invest up to 20% of its total assets in: (i) loan interests which have (a) a second lien on collateral, (b) no security interest in the collateral, or (c) lower than a senior claim on collateral; (ii) other income producing securities, such as investment and non-investment grade corporate debt securities and U.S. government and U.S. dollar-denominated foreign government or supranational debt securities; and (iii) warrants and equity securities issued by a borrower or its affiliates as part of a package of investments in the borrower or its affiliates. Effective February 11, 2016, the Trust eliminated its policy limiting investment in fixed rate investments to not more than 10% of its total assets.

43

Eaton Vance

Senior Income Trust

December 31, 2015

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on October 22, 2015. The following action was taken by the shareholders:

Item 1:  The election of Scott E. Eston, Helen Frame Peters and Ralph F. Verni as Class II Trustees of the Fund for a three-year term expiring in 2018. Mr. Verni was elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares[1]
	For	Withheld
Scott E. Eston	32,724,468	750,402
Helen Frame Peters	32,738,105	736,766

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Ralph F. Verni	2,143	324

[1]	Excludes fractional shares.

44

Eaton Vance

Senior Income Trust

December 31, 2015

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2015, Trust records indicate that there are 103 registered shareholders and approximately 10,092 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

46

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	February 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 12, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	February 12, 2016